Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Management Services: Pursuant to a ship management agreement between each of the vessel owning companies and Danaos Shipping Company Limited (the “Manager”), the Manager acts as the fleet’s technical manager responsible for (i) recruiting qualified officers and crews, (ii) managing day to day vessel operations and relationships with charterers, (iii) purchasing of stores, supplies and new equipment for the vessels, (iv) performing general vessel maintenance, reconditioning and repair, including commissioning and supervision of shipyards and subcontractors of drydock facilities required for such work, (v) ensuring regulatory and classification society compliance, (vi) performing operational budgeting and evaluation, (vii) arranging financing for vessels, (viii) providing accounting, treasury and finance services and (ix) providing information technology software and hardware in the support of the Company’s processes. The Company’s largest shareholder controls the Manager.

On August 10, 2018, the term of the Company’s management agreement with the Manager was extended until December 31, 2024. Pursuant to this management agreement, the management fees were as follows: i) a daily management fee of $850, ii) a daily vessel management fee of $425 for vessels on bareboat charter and iii) a daily vessel management fee of $850 for vessels on time charter. Additionally, a fee of 1.25% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet, a fee of 0.5% based on the contract price of any vessel bought and sold by the Manager on the Company’s behalf and a supervision fee of $725 thousand per vessel under construction are due to the Manager over the construction period starting from steel cutting.

11. Related Party Transactions (Continued)

On November 10, 2023, the Company entered into an amended and restated management agreement with the Manager, extending the term from December 31, 2024 to December 31, 2025. Under this agreement, the Company pays to the Manager the following fees: (i) an annual management fee of $2.0 million, which commenced in 2024, and 100,000 shares of the Company’s common stock, payable annually, which commenced in the fourth quarter of 2023; since January 1, 2024 the Company pays to the Manager also (ii) a daily vessel management fee of $475 for vessels on bareboat charter, for each calendar day the Company owns each vessel, (iii) a daily vessel management fee of $950 for vessels on time charter or voyage charter, for each calendar day the Company owns each vessel, (iv) a fee of 1.25% on all freight, charter hire, ballast bonus and demurrage for each vessel, (v) a fee of 1.0% based on the contract price of any vessel bought or sold by it on our behalf, including newbuilding contracts, and (vi) a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff.

Management fees in 2024 amounted to approximately $29.1 million (2023: $21.5 million, 2022: $21.9 million), which are presented under “General and administrative expenses” in the Consolidated Statements of Income. Commissions to the Manager in 2024 amounted to approximately $12.4 million (2023: $11.7 million, 2022: $14.6 million), which are presented under “Voyage expenses” in the Consolidated Statements of Income. Commission on the contract price of the vessels sold in 2024, 2023 and 2022 amounted to nil, $25.6 thousand and $650.0 thousand, respectively, presented under “Net gain on disposal/sale of vessels”. Commissions on the contract price of the newly acquired vessels totaling $6.0 million, $0.7 million and nil were capitalized to the cost of newly acquired vessels in 2024, 2023 and 2022, respectively. Additionally, supervision fees for vessels under construction totaling $3.0 million, $3.0 million and nil were charged by the Manager and capitalized to vessels under construction in 2024, 2023 and 2022, respectively.

The Company pays advances on account of the vessels’ operating expenses. These prepaid amounts are presented in the Consolidated Balance Sheets under “Due from related parties” totaling $52.6 million and $51.4 million as of December 31, 2024 and 2023, respectively.

The Company employs its executive officers. The executive officers received an aggregate of $2.5 million (€2.3 million), $2.2 million (€2.0 million) and $2.1 million (€2.0 million) for the years ended December 31, 2024, 2023 and 2022, respectively. Prior service costs related to a defined benefit plan of $14.2 million were recognized in the other comprehensive income in the year ended December 31, 2022. Advances related to this plan amounting to $7.8 million were exercised in the period ended December 31, 2022 (refer to Note 19 “Executive Retirement Plan”), out of which $6.8 million remained unpaid and were presented under “Other current liabilities” as of December 31, 2022. These advances were paid in 2023 and nil is outstanding as of December 31, 2024 and 2023. The Company recognized non-cash share-based compensation expense in respect of awards to executive officers of $8.2 million, $6.3 million and $5.4 million in the years ended December 31, 2024, 2023, and 2022, respectively.

Dr. John Coustas, the Chief Executive Officer of the Company, is a member of the Board of Directors of The Swedish Club, the primary provider of insurance for the Company, including a substantial portion of its hull & machinery, war risk and protection and indemnity insurance. During the years ended December 31, 2024, 2023 and 2022 the Company paid premiums to The Swedish Club of $9.3 million, $8.7 million and $6.6 million, respectively, which are presented under “Vessel operating expenses” in the Consolidated Statements of Income. As of December 31, 2024 and 2023, the Company had payable balance to The Swedish Club amounting to $0.4 million and nil, respectively.

See Note 3 “Investments in Affiliates” for the loan provided to the Company’s affiliate CTTC.